Unaudited Interim Condensed Consolidated Statements of Comprehensive Income/ (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net income	$ 501	$ 180,936
Other comprehensive income/(loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	(684)	2,306
Unrealized gain / (loss) from hedging foreign currency forward contracts recognized in Other comprehensive income/(loss) before reclassifications	0	(267)
Unrealized gain / (loss) from investment in debt security recognized in Other comprehensive income/(loss) before reclassifications	58	0
Less:
Reclassification adjustments of interest rate swap gain/(loss)	(891)	(2,792)
Other comprehensive income/(loss)	(1,517)	(753)
Total comprehensive income/(loss)	$ (1,016)	$ 180,183